Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Components of Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2016	2017
	US$’000	US$’000
Customer acquisition incentive payables	4,483	18,216
Funds payable to marketplace customers(1)	6,350	10,313
Other tax payable	5,712	8,316
Payroll and related liabilities	4,494	5,622
Discretionary payments	—	3,299
Deferred depository bank incentive	—	1,954
Accrued operating expense	486	2,634
Professional service fee accruals	10	1,017
Issuance cost accruals	871	56
Others	20	468
	22,426	51,895

(1)

The balance of payable mainly includes (i) funds received from borrowers but not yet transferred to accounts of marketplace investors due to the settlement time lag. The settlement time lag is generally less than 5 days; (ii) funds held on behalf of predictive selection technology loans marketplace investors.